Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
The following table presents the Company’s cash, cash equivalents, and restricted cash as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Cash and cash equivalents	$49,635,197	$290,670
Restricted cash	50,389	50,367
Total cash, cash equivalents and restricted cash	$49,685,586	$341,037

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding for the years ended December 31, 2021 and 2020, as they would be anti-dilutive:

	December 31,
	2021	2020
Stock options	506,691	24,830
Unvested restricted stock units	—	45
Warrants	5,500,000	160,108
	6,006,691	184,983

Schedule of Basic and Diluted Earnings Per Share	The two-class method was more dilutive for the year ended December 31, 2020.

	Years Ended
	December 31, 2021	December 31, 2020
Basic net (loss) income per common share calculation:
Net (loss) income attributable to common shareholders	$(10,456,870)	$6,644,465
Less: undistributed earnings to participating securities	—	(5,573,558)
Net (loss) income attributable to common shareholders - basic	$(10,456,870)	$1,070,907
Weighted average common shares outstanding - basic	2,833,674	348,368
Net (loss) income per share - basic	$(3.69)	$3.07
Diluted net (loss) income per common share calculation:
Net (loss) income attributable to common shareholders	$(10,456,870)	$6,644,465
Less: undistributed earnings to participating securities	—	(5,573,558)
Less: change in fair value of convertible promissory notes and interest expense	—	(9,216,633)
Net (loss) income attributable to common shareholders – diluted	$(10,456,870)	$(8,145,726)
Weighted average common shares outstanding - basic	2,833,674	348,368
Convertible securities	—	1,706,507
Weighted average common shares outstanding - diluted	2,833,674	2,054,875
Net (loss) income per share - diluted	$(3.69)	$(3.96)